Nature of Business , Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended
	Jun. 25, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Common stock, issued upon conversion	32,500,000
Previous stockholders percentage	60.90%
Selling, general and administrative		$ 6,279,372	$ 408,822	$ 3,036,873	$ 1,068,767
Interest expense		1,002,576	34,311	1,804,710	30,140
Net loss		(86,411,460)	(252,426)	(20,706,448)	(478,170)	(478,170)
Effect of error corrections				The effect of these error corrections on the consolidated statement of operations and comprehensive income for the year ended December 31, 2013 is to increase the net loss by $11,278,890 (including increasing advisory agreement warrant expense and selling, general and administrative expense by $9,627,269 and $200,000, respectively, and increasing interest expense by $1,451,621).
Shipping and Handling Costs				282,935	168,350
Advertising and promotion expense				1,078,180	323,167
Accumulated depreciation				2,009	0
Depreciation expense		1,234,372		2,009	0
Adjustments
Significant Accounting Policies [Line Items]
Advisory agreement warrants				9,627,269
Selling, general and administrative				200,000
Interest expense				1,451,621
Net loss				(11,278,890)
Furniture And Equipment [Member]
Significant Accounting Policies [Line Items]
Property and equipment, gross				$ 29,385	$ 0
Minimum
Significant Accounting Policies [Line Items]
Useful life property and equipment				P5Y
Maximum
Significant Accounting Policies [Line Items]
Useful life property and equipment				P10Y